9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes
9. Commitments and Contingencies

9.         COMMITMENTS AND CONTINGENCIES

          The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $6,394,406, $6,042,567 and $5,818,043 for the years ended December 31, 2016, 2015 and 2014, respectively.  The Company’s minimum aggregate future lease commitments at December 31, 2016 are shown in the table below.

Year	Operating Leases

2017	$ 6,046,270
2018	4,674,442
2019	3,176,988
2020	2,234,808
2021	882,838
2022 and beyond	16,348
Total	$ 17,031,694

            We conduct our lending operations under the provisions of various federal and state laws and implementing regulations.  Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business.  While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.